Income Tax Expense - Schedule Of Effective Income Tax Rate Reconciliation (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income tax expense		₩ 8,183,146	$ 5,664,841	₩ 6,985,247	₩ 6,120,151
Income tax at the applicable tax rate (Amount)	[1]	2,149,988		1,833,743	1,605,358
Non-taxable income (Amount)		(35,019)		(68,560)	(44,197)
Non-deductible expenses (Amount)		18,923		23,879	21,133
Tax credit and tax exemption (Amount)		(2,072)		(2,067)	(2,006)
Temporary difference for which no deferred tax is recognized (Amount)		97,171		(75,701)	(4,312)
Changes in recognition and measurement of deferred tax (Amount)		74,437		231,943	68,362
Income tax refund for tax of prior years (Amount)		(92,273)		(77,423)	(42,952)
Income tax expense of overseas branches (Amount)		59,291		56,373	56,285
Tax rate change effect (Amount)	[2]	85,286		0	622
Others (Amount)		(13,301)		34,454	(64,476)
Income tax expense		₩ 2,342,431	$ 1,621,564	₩ 1,956,641	₩ 1,593,817
Effective Income Tax Rate Continuing Operation Tax Rate Reconciliation [Abstract]
Income tax at the applicable tax rate (Tax rate)	[1]	26.27%	26.27%	26.25%	26.23%
Non-taxable income (Tax rate)		(0.43%)	(0.43%)	(0.98%)	(0.72%)
Non-deductible expenses (Tax rate)		0.23%	0.23%	0.34%	0.35%
Tax credit and tax exemption (Tax rate)		(0.03%)	(0.03%)	(0.03%)	(0.03%)
Temporary difference for which no deferred tax is recognized (Tax rate)		1.19%	1.19%	(1.08%)	(0.07%)
Changes in recognition and measurement of deferred tax (Tax rate)		0.91%	0.91%	3.32%	1.12%
Income tax refund for tax of prior years (Tax rate)		(1.13%)	(1.13%)	(1.11%)	(0.70%)
Income tax expense of overseas branches (Tax rate)		0.72%	0.72%	0.81%	0.92%
Tax rate change effect (Tax rate)	[2]	1.04%	1.04%	0.00%	0.01%
Others (Tax rate)		(0.15%)	(0.15%)	0.50%	(1.05%)
Average effective tax rate		28.63%	28.63%	28.01%	26.04%

[1]	Applicable income tax rate for ￦ 200 million and below is 9.9%, for over ￦ 200 million to ￦ 20,000 million is 20.9%, for over ￦ 20,000 million to ￦ 300,000 million is 23.1% and for over ￦ 300,000 million is 26.4% for the years ended December 31, 2023 and 2024 and 2025 respectively.
[2]	As a result of the tax law amendment enacted at the end of 2025, the corporate income tax rate has changed. Deferred tax assets (liabilities) expected to be realized after 2026 have been measured at 27.5%.